Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 05, 2018
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2018
Prospectus Date	rr_ProspectusDate	Jan. 28, 2018
BNP PARIBAS AM ABSOLUTE RETURN FIXED INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100

BNP PARIBAS AM GLOBAL INFLATION-LINKED BOND FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100

BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100

BNP PARIBAS AM EMERGING MARKETS EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100

BNP PARIBAS AM MBS FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100

BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100

BNP PARIBAS AM U.S. INFLATION-LINKED BOND FUND
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	aiciii_ProspectusSupplementTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

BNP Paribas AM Absolute Return Fixed Income Fund

BNP Paribas AM Global Inflation-Linked Bond Fund

BNP Paribas AM Emerging Markets Equity Fund

BNP Paribas AM MBS Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Total Return Fixed Income Fund

BNP Paribas AM U.S. Inflation-Linked Bond Fund

(the “Funds”)

Supplement dated October 10, 2018

to the

Funds’ Prospectus dated January 28, 2018, as supplemented September 14, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Beginning on October 10, 2018 (the “Effective Date”), BNP PARIBAS ASSET MANAGEMENT USA, Inc., the Funds’ investment adviser, will maintain a website for the Funds at www.bnpparibas-am.us. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	The last sentence of each “Performance Information” section is deleted and replaced with the following:

Current performance information is available by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

2.	The following sentence is added under the “General Information” heading in the “Purchasing, Selling and Exchanging Fund Shares” section:

You may obtain the current NAV of a Fund by calling 1-844-4BNPPAM (1-844-426-7726) or on the Funds’ website at www.bnpparibas-am.us.

3.	On the back cover, the disclosure relating to the Funds’ internet address is deleted and replaced with the following:

By Internet: www.bnpparibas-am.us

Please retain this supplement for future reference.

BNP-SK-004-0100